Business Combinations Pro Forma Information (Tables) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Acquisition, Pro Forma Information [Table Text Block]
The following unaudited pro forma information has been prepared as if the Polk acquisition had been consummated at December 1, 2011. This information is presented for informational purposes only, and is not necessarily indicative of the operating results that would have occurred if the acquisition had been consummated as of that date. This information should not be used as a predictive measure of our future financial position, results of operations, or liquidity.

	Year ended November 30,
Supplemental pro forma financial information (Unaudited)	2013	2012
	(In thousands, except per share data)
Total revenue	$2,105,314	$1,923,901
Net income	$102,107	$160,991
Diluted earnings per share	$1.50	$2.37

Pro forma revenue		$ 2,105,314	$ 1,923,901
Pro forma net income		$ 102,107	$ 160,991
Pro forma diluted earnings per share		$ 1.50	$ 2.37